Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BBIF MONEY FUND
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
BBIF MONEY FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Overview Key Facts About BBIF Money Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of BBIF Money Fund (“Money Fund” or the “Fund”) is to seek current income, preservation of capital and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Money Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Money Fund and Money Fund’s share of the allocated expenses of Master Money LLC (“Money LLC”). The management fees are paid by Money LLC.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Money Fund seeks to achieve its investment objective by investing in a diversified portfolio of U.S. dollar-denominated short-term securities with maturities of not more than 397 days (13 months). These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes, repurchase agreements and municipal variable rate demand obligations. The Fund may also invest in obligations of domestic and foreign banks and other short-term debt securities issued by U.S. and foreign entities. The Fund may invest up to 25% of its total assets in foreign bank money instruments. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

Other than U.S. Government and certain U.S. Government agency securities and certain securities issued by U.S. Government-sponsored enterprises or instrumentalities, the Fund only invests in short-term securities that have one of the two highest short-term ratings from a nationally recognized rating agency or unrated instruments that Fund management determines, pursuant to authority delegated by the Fund’s Board of Trustees, are of similar credit quality. Certain short-term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of yield differentials that regularly occur between securities of a similar kind.

			The Fund is a “feeder” fund that invests all of its assets in Money LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Money LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Money LLC. Where applicable, “Money Fund” or the “Fund” refers also to Money LLC.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.
  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The information shows you how Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Money Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2014). The year-to-date return as of June 30, 2015 was 0.00%.
Performance Table Heading		rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
BBIF MONEY FUND | Class 1
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.137%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.063%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.313%
Total Annual Fund Operating Expenses	[1],[2]	rr_ExpensesOverAssets	1.45%
Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_NetExpensesOverAssets	1.45%
1 Year		rr_ExpenseExampleYear01	$ 148
3 Years		rr_ExpenseExampleYear03	459
5 Years		rr_ExpenseExampleYear05	792
10 Years		rr_ExpenseExampleYear10	$ 1,735
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.10%
BBIF MONEY FUND | Class 2
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.137%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.675%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.038%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.288%
Total Annual Fund Operating Expenses	[1],[2]	rr_ExpensesOverAssets	1.10%
Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	rr_NetExpensesOverAssets	0.89%
1 Year		rr_ExpenseExampleYear01	$ 91
3 Years		rr_ExpenseExampleYear03	329
5 Years		rr_ExpenseExampleYear05	586
10 Years		rr_ExpenseExampleYear10	$ 1,321
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.36%
BBIF MONEY FUND | Class 3
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.137%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.375%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.028%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.278%
Total Annual Fund Operating Expenses	[1],[2]	rr_ExpensesOverAssets	0.79%
Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	rr_NetExpensesOverAssets	0.57%
1 Year		rr_ExpenseExampleYear01	$ 58
3 Years		rr_ExpenseExampleYear03	230
5 Years		rr_ExpenseExampleYear05	417
10 Years		rr_ExpenseExampleYear10	$ 957
2005		rr_AnnualReturn2005	2.69%
2006		rr_AnnualReturn2006	4.45%
2007		rr_AnnualReturn2007	4.88%
2008		rr_AnnualReturn2008	2.79%
2009		rr_AnnualReturn2009	0.31%
2010		rr_AnnualReturn2010	0.05%
2011		rr_AnnualReturn2011	0.02%
2012		rr_AnnualReturn2012	none
2013		rr_AnnualReturn2013	0.01%
2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.50%
BBIF MONEY FUND | Class 4
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.137%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.375%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.028%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.278%
Total Annual Fund Operating Expenses	[1],[2]	rr_ExpensesOverAssets	0.79%
Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	rr_NetExpensesOverAssets	0.57%
1 Year		rr_ExpenseExampleYear01	$ 58
3 Years		rr_ExpenseExampleYear03	230
5 Years		rr_ExpenseExampleYear05	417
10 Years		rr_ExpenseExampleYear10	$ 957
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.50%

[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Money Fund and Money Fund's share of the allocated expenses of Master Money LLC ("Money LLC"). The management fees are paid by Money LLC.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 36, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Money Fund's fees or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Money Fund's (i) Class 2 Shares are 0.32% higher than those of Money LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Money LLC's initial feeder fund until August 1, 2016. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Money Fund or by a vote of a majority of the outstanding voting securities of Money Fund.